Financial Assets at Fair Value through Profit or Loss and Financial Investments - Summary of Dividend Incomes from the Equity Securities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
From the equity securities derecognized	₩ 7,478	₩ 7,000
From the remaining equity securities	26,326	38,124
Listed
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
From the equity securities derecognized	7,106	7,000
From the remaining equity securities	300	11,843
Unlisted
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
From the equity securities derecognized	372	0
From the remaining equity securities	19,035	22,241
Equity investments
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
From the equity securities derecognized	0	0
From the remaining equity securities	114	285
Other equity securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
From the equity securities derecognized	0	0
From the remaining equity securities	₩ 6,877	₩ 3,755